Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
Trade And Other Payables [Table Text Block]
Trade and other payables consist of the following:

	As of March 31,
	2021		2020
Trade payables	Rs.	12,696	Rs.	10,745
Due to creditors for expenses		5,413		4,503
Due to capital creditors		5,635		1,411
	Rs.	23,744	Rs.	16,659